CASH AND CASH EQUIVALENTS (Details Narrative) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Cash and cash equivalents	$ 653,754	$ 1,438,430		$ 2,597,848
Cash in bank	332,431	523,619
Time deposits	321,323	914,811		1,975,347
Time deposit uninsured	$ 397,809	231,187		295,761
Cash in bank		$ 513,152		$ 554,864
Minimum [Member]
Percentage of Interest rate for time deposits	1.22%	1.10%	1.10%
Maximum [Member]
Percentage of Interest rate for time deposits	1.88%	1.88%	1.17%